Stradley Ronon Stevens & Young, LLP

Suite 2600

2005 Market Street

Philadelphia, PA 19103-7018

Telephone 215.564.8000

Fax 215.564.8120

www.stradley.com

Joel D. Corriero

JCorriero@stradley.com

(215) 564-8528

January 10, 2023

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Milliman Variable Insurance Trust (the “Trust”)
File Nos. 333- 257356 and 811- 23710

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the form of Statement of Additional Information relating to the series of the Trust included on Appendix A attached hereto that would have been filed under paragraph (c) of Rule 497 would not have differed from that filed in Post-Effective Amendment No. 14, Amendment No. 16, to the Trust’s Registration Statement on Form N-1A.

If you have any questions or comments regarding this filing, please call me at the above number, or in my absence, Alan P. Goldberg at (312) 964-3503 or Shawn A. Hendricks at (215) 564-8778.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc:

Ehsan Sheikh

Alan P. Goldberg

Shawn A. Hendricks

Philadelphia | Washington | New York | Chicago

Appendix A

1.	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (II)
2.	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (II)

2